Recoverable taxes (Details 2) - P I S And C O F I N S [Member] R$ in Millions	Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Future Realization Of Recoverable Taxes	R$ 2,253
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Future Realization Of Recoverable Taxes	466
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Future Realization Of Recoverable Taxes	473
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Future Realization Of Recoverable Taxes	453
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Future Realization Of Recoverable Taxes	432
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future Realization Of Recoverable Taxes	R$ 429